Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Depreciation Method of Property and Equipment	Property and equipment are recorded at cost and amortized over their estimated useful lives, using the following methods:

	Method	Rates
Furniture, fixtures and equipment	Straight line	5 years
Computer equipment	Straight line	3 years
Leasehold improvements	Straight line	Over the term of the lease

As at	March 31, 2026				March 31, 2025
	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$	$	$	$
Opening cost	1,746	8,857	6,038	16,641	1,572	7,359	5,982	14,913
Additions	—	1,313	104	1,417	59	1,143	—	1,202
Additions through business acquisitions (note 4)	—	62	—	62	19	41	—	60
Disposals / retirements	(264)	(1,149)	(177)	(1,590)	—	—	—	—
Disposal through divestiture (note 4)	(6)	(305)	—	(311)	—	—	—	—
Foreign currency translation adjustment	(38)	(163)	(5)	(206)	96	314	56	466
Ending cost	1,438	8,615	5,960	16,013	1,746	8,857	6,038	16,641
Opening accumulated depreciation	1,284	6,947	4,450	12,681	1,035	5,717	3,571	10,323
Depreciation expense	95	1,171	373	1,639	170	993	850	2,013
Disposals / retirements	(174)	(1,248)	(177)	(1,599)	—	—	—	—
Disposal through divestiture (note 4)	(2)	(174)	—	(176)	—	—	—	—
Foreign currency translation adjustment	(26)	(158)	(8)	(192)	79	237	29	345
Ending accumulated depreciation	1,177	6,538	4,638	12,353	1,284	6,947	4,450	12,681
Net carrying amount	261	2,077	1,322	3,660	462	1,910	1,588	3,960